Supplemental cash flow information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CHANGE IN NON-CASH OPERATING WORKING CAPITAL
Trade and other receivables	$ (8.8)	$ (4.1)
Inventories	2.8	(6.5)
Prepaid expenses and other	(8.3)	(1.8)
Trade and other payables	(1.7)	6.6
Total change in non-cash operating working capital	(16.0)	(5.8)
OTHER NON-CASH ADJUSTMENTS
Loss (gain) on revaluation of foreign exchange forward contracts and fuel hedge swap contracts	7.4	(1.4)
Unrealized (gain) loss on provisionally priced concentrate contracts	(1.2)	0.3
Equity settled share-based payment expense	0.6	0.8
Gain on extinguishment of New Afton free cash flow interest obligation (Note 10)	(42.3)	0.0
Loss on disposal of assets	0.9	0.3
Unrealized loss on revaluation of non-current derivative financial instruments	130.6	108.1
Loss on revaluation of CSP’s reclamation and closure cost obligation	0.0	0.5
Inventory net realizable value (write-up) write-down (Note 7)	(16.4)	0.7
Loss on revaluation of investments	0.9	4.4
Total other non-cash adjustments	$ 80.6	$ 113.7